Financial Assets - Contractual Maturity Schedule of Held-to-Maturity Securities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [Line Items]
Held-to-maturity securities	[1]	¥ 717,037	¥ 594,730
Not later than one year [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		22,496	30,615
Later than one year and not later than five years [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		112,932	71,661
After five years but within ten years [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		288,496	231,608
After ten years [member]
Disclosure of financial assets [Line Items]
Held-to-maturity securities		¥ 293,113	¥ 260,846

[1]	The fair value of held-to-maturity securities is determined by reference with other debt securities which are measured by fair value. Please refer to Note 4.3. The fair value of held-to-maturity securities under Level 1 was RMB55,137 million and that under Level 2 was 637,847 million as at 31 December 2017 (as at 31 December 2016: Level 1 RMB76,299 million and Level 2 RMB542,853 million).